TOTAL OPERATING COSTS - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of inventory recognised as an expense	€ 5,147	€ 4,901	€ 5,021
Write down of inventories (Note 8)	25	23	25
Employee costs	1,771	1,768	1,719
Distribution costs	664	637	595
Depreciation of property, plant and equipment, excluding restructuring	549	446	426
Amortisation of intangible assets (Note 6)	52	51	47
Out of period mark-to-market effects on undesignated derivatives	(2)	8	(6)
Merger related costs	0	0	4
Restructuring charges including accelerated depreciation	€ 130	€ 274	€ 235